SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

Balance at January 1, 2023	$39,297,000
Initial fair value at issuance	4,000,000
Accrued interest expense	1,206,697
Change in fair value	50,428,303
Balance at December 31, 2023	94,932,000
Accrued interest expense	159,305
Change in fair value	(48,468,678)
Derecognition upon conversion of convertible promissory notes	(46,622,627)
Balance at December 31, 2024	$—

SCHEDULE OF FAIR VALUES OF WARRANTS

	Derivative warrant liabilities	Written call option derivative liabilities
Balance at February 15, 2024	$—	$—
Initial fair value at issuance	29,000	375,000
Change in fair value	58,180	(375,000)
Balance at December 31, 2024	$87,180	$—

SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	3	$—	$—	$87,180

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Property and equipment is recorded at cost. Depreciation and amortization is provided using straight-line methods over their respective estimated useful lives. Repairs and maintenance, which do not extend the useful lives of the related assets, are expensed as incurred.

Estimated Useful Lives	Years
Computer software	5
Leasehold improvements	3-4
Office equipment	5
Furniture and fixtures	7